Commitments and Contingencies (Details) (Executives [Member])	9 Months Ended	12 Months Ended
	Oct. 01, 2013 officer	Jan. 01, 2013 officer
Executives [Member]
Loss Contingencies [Line Items]
Employment agreement, number of executives	2	2
Employment agreement, initial term	3 years	3 years
Employment agreement, cancelation notice period	18 months	90 days
Employment agreement, severance pay, number of equivalent months	18 months	18 months
Employment agreement, period for equal installments	18 months
Employment agreement, number of shares available for purchase		296,828